Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value of Financial Instruments [Abstract]
Schedule of liabilities measured at fair value
Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
June 30, 2022
Derivative warrant liability	7,217,746	Nil	Nil	7,217,746
Borrowings	Nil	176,925,643	Nil	176,925,643
Derivative financial instruments	Nil	7,364,829	Nil	7,364,829

December 31, 2021
Derivative warrant liability	11,675,815	Nil	Nil	11,675,815
Borrowings	Nil	182,781,617	Nil	182,781,617
Derivative financial instruments	Nil	5,422,917	Nil	5,422,917

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2022
Derivative warrant liability	4,245,780	Nil	Nil	4,245,780
Borrowings	Nil	171,343,445	Nil	171,343,445
Derivative financial instruments	Nil	9,306,741	Nil	9,306,741

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2021
Derivative warrant liability	11,675,815	Nil	Nil	11,675,815
Borrowings	Nil	182,781,617	Nil	182,781,617
Derivative financial instruments	Nil	5,422,917	Nil	5,422,917

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2021
Derivative warrant liability	11,675,815	Nil	Nil	11,675,815
Borrowings	Nil	182,781,617	Nil	182,781,617
Derivative financial instruments	Nil	5,422,917	Nil	5,422,917

Liabilities measured at fair value:	Level 1 USD	Level 2 USD	Level 3 USD	Total Fair Value USD
December 31, 2020
Derivative warrant liability	13,161,838	Nil	Nil	13,161,838
Borrowings	Nil	187,014,715	Nil	187,014,715

Liabilities measured at fair value:	Level 1	Level 2	Level 3	Total Fair Value
	USD	USD	USD	USD

December 31, 2020
Derivative financial instruments	13,161,838	Nil	Nil	13,161,838

December 31, 2019
Derivative financial instruments	15,709,460	1,518,249	Nil	17,227,709

Liabilities measured at fair value:	Level 1	Level 2	Level 3	Total Fair Value

31-Dec-19 Derivative financial instruments	15,709,460	1,518,249	Nil	17,227,709
31-Dec-18 Derivative financial instruments	Nil	1,190,073	Nil	1,190,073

Schedule of derivative financial instruments
	Notional	Fair value	Fair value
	Amount	asset	liability
31 December 2018	USD	USD	USD
Designated at FVTPL
Interest rate swaps	83,855,305	Nil	1,190,073